FAIR VALUE (FY)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE [Abstract]
FAIR VALUE
14.	FAIR VALUE

The Company’s loans are typically valued using a yield analysis, which is typically performed for non-credit impaired loans to portfolio companies where the Company does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the loan based upon an assessment of the expected market yield for a similarly structured loan with a similar level of risk. In the yield analysis, the Company considers the current contractual interest rate, the maturity and other terms of the loan relative to risk of the company and the specific loan. A key determinant of risk, among other things, is the leverage through the loan relative to the enterprise value of the portfolio company. As loans held by the Company are substantially illiquid with no active loan market, the Company depends on primary market data, including newly funded loans, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

The following tables summarize the significant unobservable inputs the Company used to value the loans categorized within Level 3 as of March 31, 2021 and December 31, 2020.  The tables are not intended to be all-inclusive, but instead capture the significant unobservable inputs relevant to the Company’s determination of fair values.

	As of March 31, 2021
			Unobservable Input
	Fair Value	Primary Valuation Techniques	Input	Estimated Range	Weighted Average
Senior Term Loans	$50,252,049	Yield analysis	Market Yield	17.07% - 20.61%	20.33%
Total Investments	$50,252,049

	As of December 31, 2020
			Unobservable Input
	Fair Value	Primary Valuation Techniques	Input	Estimated Range	Weighted Average
Senior Term Loans	$48,558,051	Yield analysis	Market Yield	15.79% - 20.75%	20.20%
Total Investments	$48,558,051

Changes in market yields may change the fair value of certain of the Company’s loans. Generally, an increase in market yields may result in a decrease in the fair value of certain of the Company’s loans.

Due to the inherent uncertainty of determining the fair value of loans that do not have a readily available market value, the fair value of the Company’s loans may fluctuate from period to period. Additionally, the fair value of the Company’s loans may differ significantly from the values that would have been used had a ready market existed for such loans and may differ materially from the values that the Company may ultimately realize. Further, such loans are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Company was required to liquidate a loan in a forced or liquidation sale, it could realize significantly less than the value at which the Company has recorded it.

In addition, changes in the market environment and other events that may occur over the life of the loans may cause the gains or losses ultimately realized on these loans to be different than the unrealized gains or losses reflected in the valuations currently assigned.

The following table presents fair value measurements of loans held at fair value as of March 31, 2021 and December 31, 2020:

	Fair Value Measurement Using as of March 31, 2021
	Total	Level 1	Level 2	Level 3
Loans held at fair value	$50,252,049	-	-	$50,252,049
Total	$50,252,049	-	-	$50,252,049

	Fair Value Measurement Using as of December 31, 2020
	Total	Level 1	Level 2	Level 3
Loans held at fair value	$48,558,051	-	-	$48,558,051
Total	$48,558,051	-	-	$48,558,051

The following table presents changes in loans that use Level 3 inputs as of and for the three months ended March 31, 2021:

Three months ended March 31, 2021
Total loans using Level 3 inputs at December 31, 2020	$48,558,051
Change in unrealized gains / (losses) on loans at fair value, net	(144,402)
Additional funding	992,000
Original issue discount and other discounts, net of costs	(142,982)
Accretion of original issue discount	600,009
PIK Interest	389,373
Total loans using Level 3 inputs at March 31, 2021	$50,252,049

Fair Value of Financial Instruments

GAAP requires disclosure of fair value information about financial instruments, whether or not recognized at fair value in the balance sheet, for which it is practicable to estimate that value.

The following table details the book value and fair value of the Company’s financial instruments not recognized at fair value in the balance sheet:

	As of March 31, 2021
	Carrying Value	Fair Value
Financial assets
Cash and cash equivalents	$126,793,972	$126,793,972
Loans held for investment at carrying value	$39,152,936	$41,661,386
Loan receivable at carrying value	$3,240,855	$3,066,014

Estimates of fair value for cash and cash equivalents are measured using observable, quoted market prices, or Level 1 inputs.  All other fair value significant estimates are measured using unobservable inputs, or Level 3 inputs.

14.	FAIR VALUE

The Company’s loans are typically valued using a yield analysis, which is typically performed for non-credit impaired loans to portfolio companies where the Company does not own a controlling equity position. To determine fair value using a yield analysis, a current price is imputed for the loan based upon an assessment of the expected market yield for a similarly structured loan with a similar level of risk. In the yield analysis, the Company considers the current contractual interest rate, the maturity and other terms of the loan relative to risk of the company and the specific loan. A key determinant of risk, among other things, is the leverage through the loan relative to the enterprise value of the portfolio company. As loans held by the Company are substantially illiquid with no active loan market, the Company depends on primary market data, including newly funded loans, as well as secondary market data with respect to high yield debt instruments and syndicated loans, as inputs in determining the appropriate market yield, as applicable.

The following tables summarize the significant unobservable inputs the Company used to value the loans categorized within Level 3 as of December 31, 2020. The tables are not intended to be all-inclusive, but instead capture the significant unobservable inputs relevant to the Company’s determination of fair values.

	As of December 31, 2020
			Unobservable Input
	Fair Value	Primary Valuation Techniques	Input	Estimated Range	Weighted Average
Senior Term Loans	$48,558,051	Yield analysis	Market Yield	15.79% - 20.75%	20.20%
Total Investments	$48,558,051

Changes in market yields may change the fair value of certain of the Company’s loans. Generally, an increase in market yields may result in a decrease in the fair value of certain of the Company’s loans.

Due to the inherent uncertainty of determining the fair value of loans that do not have a readily available market value, the fair value of the Company’s loans may fluctuate from period to period. Additionally, the fair value of the Company’s loans may differ significantly from the values that would have been used had a ready market existed for such loans and may differ materially from the values that the Company may ultimately realize. Further, such loans are generally subject to legal and other restrictions on resale or otherwise are less liquid than publicly traded securities. If the Company was required to liquidate a loan in a forced or liquidation sale, it could realize significantly less than the value at which the Company has recorded it.

In addition, changes in the market environment and other events that may occur over the life of the loans may cause the gains or losses ultimately realized on these loans to be different than the unrealized gains or losses reflected in the valuations currently assigned.

The following table presents fair value measurements of loans held at fair value as of December 31, 2020:

	Fair Value Measurement Using
	Total	Level 1	Level 2	Level 3
Loans held at fair value	$48,558,051	—	—	$48,558,051
Total	$48,558,051	—	—	$48,558,051

The following table presents changes in loans that use Level 3 inputs as of and for the period from July 31, 2020 (commencement of operations) to December 31, 2020:

For the period from July 31, 2020 to December 31, 2020
Loans acquired at July 31, 2020	$43,106,551
Realized gains / (losses) on loans at fair value, net	345,000
Change in unrealized gains / (losses) on loans at fair value, net	1,563,340
Additional funding	16,360,000
Original issue discount and other discounts, net of costs	(1,595,199)
Repayments	(5,000,000)
Sale of loans	(7,345,000)
Accretion of original issue discount	732,729
PIK Interest	390,630
Total loans using Level 3 inputs at December 31, 2020	$48,558,051